MRP SynthEquity ETF
Schedule of Investments
September 30, 2025 (Unaudited)
PURCHASED OPTIONS - 15.7%(a)(b)(c)	Notional Amount	Contracts	Value
Call Options - 15.6%
S&P 500 Index, Expiration: 1/16/2026; Exercise Price: $5,300.00	$668,846	1	$145,595
S&P 500 Index, Expiration: 6/18/2026; Exercise Price: $7,400.00	48,825,758	73	752,630
S&P 500 Index, Expiration: 6/18/2026; Exercise Price: $7,300.00	14,045,766	21	279,405
S&P 500 Index, Expiration: 7/17/2026; Exercise Price: $7,600.00	60,196,140	90	679,050
S&P 500 Index, Expiration: 8/21/2026; Exercise Price: $8,000.00	15,383,458	23	82,455
S&P 500 Index, Expiration: 8/21/2026; Exercise Price: $6,800.00	201,322,646	301	13,385,470
			15,324,605

Put Options - 0.1%
S&P 500 Index, Expiration: 1/16/2026; Exercise Price: $7,400.00	668,846	1	65,355

TOTAL PURCHASED OPTIONS (Cost $14,216,084)			15,389,960

U.S. TREASURY SECURITIES - 83.1%	Interest Rate	Maturity Date	Par	Value
U.S. Treasury Note/Bond	4.13%	06/15/2026	$20,209,000	20,257,072
U.S. Treasury Note/Bond	4.63%	03/15/2026	20,388,000	20,457,194
U.S. Treasury Note/Bond	4.00%	12/15/2025	20,260,000	20,262,889
U.S. Treasury Note/Bond	4.63%	09/15/2026	20,294,000	20,466,498
				81,443,653

TOTAL U.S. TREASURY SECURITIES (Cost $81,398,416)				81,443,653

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%			Shares	Value
First American Government Obligations Fund - Class X, 4.05%(d)			205,949	205,949

TOTAL SHORT-TERM INVESTMENTS (Cost $205,949)				205,949

TOTAL INVESTMENTS - 99.0% (Cost $95,820,449)				$97,039,562
Other Assets in Excess of Liabilities - 1.0%				1,028,998
TOTAL NET ASSETS - 100.0%				$98,068,560

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.
(d)	The rate shown represents the 7-day annualized effective yield as of September 30, 2025.

MRP SynthEquity ETF
Schedule of Written Options Contracts
September 30, 2025 (Unaudited)

WRITTEN OPTIONS - (1.1)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (1.1)%
S&P 500 Index, Expiration: 1/16/2026; Exercise Price: $7,400.00	$(668,846)	(1)	$(1,235)
S&P 500 Index, Expiration: 6/18/2026; Exercise Price: $7,600.00	(48,825,758)	(73)	(438,000)
S&P 500 Index, Expiration: 6/18/2026; Exercise Price: $7,500.00	(14,045,766)	(21)	(165,690)
S&P 500 Index, Expiration: 7/17/2026; Exercise Price: $7,800.00	(60,196,140)	(90)	(397,350)
S&P 500 Index, Expiration: 8/21/2026; Exercise Price: $8,200.00	(15,383,458)	(23)	(48,875)
			(1,051,150)

Put Options - 0.0%(c)
S&P 500 Index, Expiration: 1/16/2026; Exercise Price: $5,300.00	(668,846)	(1)	(2,495)

TOTAL WRITTEN OPTIONS (Premiums received $584,684)			$(1,053,645)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.
(b)	Exchange-traded.
(c)	Does not round to 0.1% or (0.1)%, as applicable.